Other Receivables - Summary of Other Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Other receivables	¥ 8,075	¥ 9,757
Other receivables	7,939	9,599
Gross carrying amount [member]
Disclosure of financial assets [line items]
VAT recoverable	5,609	7,854
Government grants receivables	985	474
Rebate receivables on aircraft acquisitions	493	302
Other deposits	166	155
Others	822	972
Loss allowance [member]
Disclosure of financial assets [line items]
Other receivables	¥ (136)	¥ (158)